Other operating expenses - Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Other operating expenses [Abstract]
Insurance	$ 4,927	$ 1,736	$ 12,569	$ 4,835
Sponsorship and marketing	619	748	2,054	1,442
Loss on theft of PPE in transit	0	0	1,724	0
ERS fees	185	24	367	56
Charitable donations	5	4	254	237
Filing fees	48	21	91	57
Other expenses	1,128	313	2,596	1,105
Non-refundable sales tax (See note 16 - Provisions)	1,865	1,351	7,088	4,317
Non-refundable provincial sales tax	1,420	340	3,722	963
Site identification costs	0	0	44	0
Legal expenses	0	0	0	1,797
Total other operating expenses	$ 10,197	$ 4,537	$ 30,509	$ 14,809